Goodwill & Intangible Assets, Net (Details) - Schedule of goodwill and the intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Beginning balance	$ 58,298
Goodwill from acquisition of USARAD		7,055
Goodwill from acquisition of Nanox AI		51,243
Ending balance	7,420	58,298
Impairment of the Goodwill related to the acquisition of Nanox AI	(50,878)
Radiology Services [Member]
Goodwill [Line Items]
Beginning balance	7,055
Goodwill from acquisition of USARAD		7,055
Goodwill from acquisition of Nanox AI
Ending balance	7,055	7,055
Impairment of the Goodwill related to the acquisition of Nanox AI
AI Solutions [Member]
Goodwill [Line Items]
Beginning balance	51,243
Goodwill from acquisition of USARAD
Goodwill from acquisition of Nanox AI		51,243
Ending balance	365	$ 51,243
Impairment of the Goodwill related to the acquisition of Nanox AI	$ (50,878)